Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Statement of Cash Flows [Abstract]
Payments of Ordinary Dividends, noncontrolling interest	$ (24,900)